Definite-Lived Intangible Assets, Net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Definite-Lived Intangible Assets [Abstract]
Customer relationships	$ 9,633,963	$ 4,594,812
License	139,865	139,865
Trademark	224,809	224,809
Less: accumulated amortization	(3,296,303)	(2,751,634)
Total definite-lived intangible assets	$ 6,702,334	$ 2,207,852